UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22018

Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
September 30, 2011

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 33.1%
	Brazil – 12.0%

41,540 BRL	Letra De Tesouro Nacional de Brazil	0.000%	10/01/11	BBB-	$ 22,085,604
45,843 BRL	Letra De Tesouro Nacional de Brazil	0.000%	10/01/12	Baa2	22,092,772
25,065 BRL	National Treasury Note of Brazil	6.000%	8/15/12	Baa2	28,294,622
112,448 BRL	Total Brazil				72,472,998
	Canada – 1.7%
11,000 CAD	Canadian Government Bond	1.500%	3/01/12	AAA	10,524,478
	Chile – 7.1%
11,300,000 CLP	Bonos del Banco Central de Chile en Pesos	3.000%	5/01/12	Aa3	21,767,586
10,565,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	21,377,644
21,865,000 CLP	Total Chile				43,145,230
	Colombia – 2.8%
27,290,000 COL	Republic of Colombia	12.000%	10/22/15	BBB-	17,144,624
	Mexico – 3.9%
150,000 MXN	Mexico Bonos de DeSarrollo	9.000%	12/20/12	A-	11,371,682
150,000 MXN	United Mexican States	9.500%	12/18/14	A-	12,241,887
300,000 MXN	Total Mexico				23,613,569
	Poland – 2.9%
30,000 PLN	Republic of Poland	0.000%	1/25/12	A	8,932,195
30,000 PLN	Republic of Poland	0.000%	7/25/12	A	8,735,945
60,000 PLN	Total Poland				17,668,140
	South Korea – 2.4%
17,013,250 KRW	Korea Monetary Stabilty Bond	4.180%	12/02/11	A1	14,457,125
	Taiwan – 0.3%
50,000 TWD	Taiwan Government	3.625%	3/08/12	AA-	1,661,281
	Total Sovereign Debt (cost $205,466,751)				200,687,445

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 79.0%
	Sovereign Debt – 15.7%
	Brazil - 14.4%
106,800 BRL	Letra De Tesouro Nacional de Brazil	0.000%	7/01/12	BBB+	$ 52,642,332
63,556 BRL	National Treasury Note of Brazil	10.000%	1/01/12	BBB	34,508,314
170,356 BRL	Total Brazil				87,150,646
	Turkey – 1.3%
15,200 TRY	Republic of Turkey, Government Bond	0.000%	4/25/12	N/R	7,829,284
	Total Sovereign Debt				94,979,930
	U.S. Government and Agency Obligations – 58.9%
$ 15,000	Federal Home Loan Bank Bonds	0.240%	10/28/11	Aaa	15,001,350
20,000	Federal Home Loan Bank Bonds	4.875%	11/18/11	Aaa	20,118,300
20,000	Federal Home Loan Mortgage Corporation, Notes	0.115%	12/27/11	Aaa	19,999,060
18,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	1/09/12	Aaa	17,999,028
18,000	Federal Home Loan Mortgage Corporation, Notes	0.135%	2/13/12	Aaa	17,998,668
30,000	Federal Home Loan Mortgage Corporation, Notes	0.110%	2/21/12	Aaa	29,997,660
30,000	Federal National Mortgage Association	0.095%	11/09/11	Aaa	29,999,370
18,000	Federal National Mortgage Association	0.000%	11/30/11	Aaa	17,999,424
30,000	Federal National Mortgage Association	0.000%	12/14/11	Aaa	29,998,800
20,000	Federal National Mortgage Association	0.010%	12/19/11	Aaa	19,999,140
40,000	Federal National Mortgage Association	0.110%	2/29/12	Aaa	39,996,680
25,000	United States of America Treasury Notes, (4)	1.000%	10/31/11	Aaa	25,018,550
13,000	United States of America Treasury Notes	1.750%	11/15/11	Aaa	13,025,896
19,000	United States of America Treasury Notes, (4)	1.375%	2/15/12	Aaa	19,091,295
20,000	United States of America Treasury Notes, (4)	1.375%	3/15/12	Aaa	20,114,060
21,000	United States of America Treasury Notes, (4)	1.375%	5/15/12	Aaa	21,159,138
357,000	Total U.S. Government and Agency Obligations				357,516,419
	Repurchase Agreements – 4.4%
$ 27,026	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $27,025,604, collateralized by $27,740,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $27,566,625	0.010%	10/03/11	N/A	27,025,581
	Total Short-Term Investments (cost $492,687,385)				479,521,930
	Total Investments (cost $698,154,136) – 112.1%				680,209,375
	Other Assets Less Liabilities – (12.1)% (5)				(73,525,274)
	Net Assets – 100%				$ 606,684,101

Investments in Derivatives at September 30, 2011:

Call Options Purchased outstanding:

Type	Counterparty	Put Notional Amount	Call Notional Amount (6)	Expiration Date	Strike Price	Value
Currency Option	JPMorgan Chase	48,000,000 USD	568,320,000 MXN	11/10/11	11.8400 MXN	$ 9,888
	Total Call Options Purchased (premiums paid $787,200)					$ 9,888

Put Options Purchased outstanding:

Type	Counterparty	Put Notional Amount	Call Notional Amount (6)	Expiration Date	Strike Price	Value
Currency Option	JPMorgan Chase	50,000,000 USD	78,650,000 TRY	10/04/11	1.5730 TRY	$ –
Currency Option	JPMorgan Chase	50,000,000 USD	340,000,000 ZAR	11/17/11	6.8000 ZAR	31,100
	Total Put Options Purchased (premiums paid $1,081,250)					$ 31,100

Call Options Written outstanding:

Type	Counterparty	Put Notional Amount	Call Notional Amount (6)	Expiration Date	Strike Price	Value
Currency Option	JPMorgan Chase	(50,000,000) USD	(85,975,000) TRY	10/04/11	1.7195 TRY	$ (4,046,250)
Currency Option	JPMorgan Chase	(50,000,000) USD	(390,000,000) ZAR	11/17/11	7.8000 ZAR	(2,990,250)
	Total Call Options Written (premiums received $1,231,250)					$ (7,036,500)

Put Options Written outstanding:

Type	Counterparty	Put Notional Amount	Call Notional Amount (6)	Expiration Date	Strike Price	Value
Currency Option	JPMorgan Chase	(48,000,000) USD	(669,600,000) MXN	11/10/11	13.9500 MXN	$ (1,612,512)
	Total Put Options Written (premiums received $787,200)					$ (1,612,512)

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Citibank N.A.	Australian Dollar	24,000,000	U.S. Dollar	25,372,800	11/07/11	2,243,757
Morgan Stanley	Brazilian Real	199,567,000	U.S. Dollar	122,999,692	10/04/11	16,861,146
Morgan Stanley	Brazilian Real	22,000,000	U.S. Dollar	11,863,676	10/04/11	163,104
Citibank N.A.	Brazilian Real	42,000,000	U.S. Dollar	22,648,835	10/04/11	311,380
Barclays	Brazilian Real	135,567,000	U.S. Dollar	73,105,587	10/04/11	1,005,068
Barclays	Brazilian Real	135,567,000	U.S. Dollar	77,648,777	11/03/11	6,086,013
Credit Suisse	Chilean Peso	4,772,499,075	U.S. Dollar	9,177,883	10/07/11	(2,284)
Deutsche Bank AG	Colombian Peso	20,800,000,000	U.S. Dollar	11,631,483	10/27/11	868,762
Morgan Stanley	Indian Rupee	1,650,000,000	U.S. Dollar	33,509,342	10/07/11	(166,344)
Morgan Stanley	Malaysian Ringgit	105,000,000	U.S. Dollar	33,029,254	10/03/11	139,670
Morgan Stanley	Malaysian Ringgit	100,000,000	U.S. Dollar	31,446,541	10/06/11	125,722
Barclays	Mexican Peso	350,000,000	U.S. Dollar	25,426,807	10/11/11	207,120
Morgan Stanley	New Zealand Dollar	44,000,000	U.S. Dollar	34,188,000	10/05/11	646,949
Morgan Stanley	Polish Zloty	39,500,000	U.S. Dollar	12,971,489	10/31/11	1,079,630
JPMorgan Chase	Swedish Krona	184,000,000	U.S. Dollar	28,815,285	10/05/11	1,999,799
Morgan Stanley	U.S. Dollar	35,252,644	Malaysian Ringgit	105,000,000	10/03/11	(2,363,059)
Morgan Stanley	U.S. Dollar	13,201,320	Brazilian Real	22,000,000	10/04/11	(1,500,748)
Citibank N.A.	U.S. Dollar	25,225,225	Brazilian Real	42,000,000	10/04/11	(2,887,770)
Barclays	U.S. Dollar	78,091,590	Brazilian Real	135,567,000	10/04/11	(5,991,071)
Morgan Stanley	U.S. Dollar	107,618,098	Brazilian Real	199,567,000	10/04/11	(1,479,552)
Morgan Stanley	U.S. Dollar	36,221,680	New Zealand Dollar	44,000,000	10/05/11	(2,680,629)
JPMorgan Chase	U.S. Dollar	29,043,842	Swedish Krona	184,000,000	10/05/11	(2,228,356)
Morgan Stanley	U.S. Dollar	33,648,508	Malaysian Ringgit	100,000,000	10/06/11	(2,327,689)
Credit Suisse	U.S. Dollar	10,302,211	Chilean Peso	4,772,499,075	10/07/11	(1,122,044)
Morgan Stanley	U.S. Dollar	35,939,882	Indian Rupee	1,650,000,000	10/07/11	(2,264,196)
Barclays	U.S. Dollar	29,981,668	Mexican Peso	350,000,000	10/11/11	(4,761,981)
Citibank N.A.	U.S. Dollar	17,449,387	South Korean Won	19,005,000,000	10/12/11	(1,324,054)
Citibank N.A.	U.S. Dollar	42,502,317	South Korean Won	45,860,000,000	10/14/11	(3,596,097)
Goldman Sachs	U.S. Dollar	36,442,000	Australian Dollar	35,000,000	10/17/11	(2,623,412)
HSBC	U.S. Dollar	35,430,388	South Korean Won	39,000,000,000	10/17/11	(2,350,360)
Bank of America	U.S. Dollar	21,635,700	Australian Dollar	20,500,000	10/21/11	(1,837,590)
Citibank N.A.	U.S. Dollar	16,996,307	Canadian Dollar	16,800,000	10/21/11	(971,347)
Morgan Stanley	U.S. Dollar	37,944,071	Mexican Peso	474,225,000	10/21/11	(3,806,919)
JPMorgan Chase	U.S. Dollar	34,102,139	South African Rand	245,000,000	10/21/11	(3,835,452)
Morgan Stanley	U.S. Dollar	13,634,795	Polish Zloty	39,500,000	10/31/11	(1,742,935)
Morgan Stanley	U.S. Dollar	64,360,166	Malaysian Ringgit	205,000,000	11/03/11	(226,874)
Citibank N.A.	U.S. Dollar	40,538,880	Australian Dollar	38,250,000	11/07/11	(3,676,968)
UBS AG	U.S. Dollar	23,760,236	Canadian Dollar	23,300,000	11/07/11	(1,544,052)
Credit Suisse	U.S. Dollar	9,140,092	Chilean Peso	4,772,499,075	11/07/11	361
HSBC	U.S. Dollar	21,909,650	Australian Dollar	20,650,000	11/09/11	(2,013,830)
HSBC	U.S. Dollar	14,362,272	Chilean Peso	6,700,000,000	11/09/11	(1,533,469)
RBC	U.S. Dollar	39,198,650	Canadian Dollar	38,800,000	11/14/11	(2,208,707)
Morgan Stanley	U.S. Dollar	30,280,091	Indian Rupee	1,500,000,000	11/14/11	164,299
Barclays	U.S. Dollar	12,191,011	Turkish Lira	21,700,000	11/14/11	(588,381)
RBC	U.S. Dollar	21,116,729	Turkish Lira	37,906,640	11/15/11	(851,569)
Goldman Sachs	U.S. Dollar	36,285,493	Norwegian Krone	206,000,000	11/21/11	(1,274,678)
JPMorgan Chase	U.S. Dollar	12,844,390	South African Rand	100,000,000	11/28/11	(556,858)
Morgan Stanley	U.S. Dollar	34,410,034	Turkish Lira	62,000,000	12/16/11	(1,413,015)
Barclays	U.S. Dollar	25,285,363	Mexican Peso	350,000,000	12/13/11	(214,802)
Bank of America	U.S. Dollar	54,687,500	Yuan Renminbi	350,000,000	6/29/12	403,796
Standard Chartered Bank	U.S. Dollar	50,876,644	Yuan Renminbi	325,000,000	7/18/12	303,197
Morgan Stanley	U.S. Dollar	34,048,080	New Zealand Dollar	44,000,000	12/05/11	(650,748)
						$ (36,008,067)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
Sovereign Debt		$ –	$ 200,687,445	$ –	$ 200,687,445
Short-Term Investments		–	479,521,930	–	479,521,930
Derivatives:
Call Options Purchased		9,888	–	–	9,888
Put Options Purchased		31,100	–	–	31,100
Call Options Written		(7,036,500)	–	–	(7,036,500)
Put Options Written		(1,612,512)	–	–	(1,612,512)
Forward Foreign Currency Exchange Contracts*		–	(36,008,067)	–	(36,008,067)
Total		$ (8,608,024)	$ 644,201,308	$ –	$ 635,593,284
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Funds as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$ 32,609,773	Unrealized depreciation on forward foreign currency exchange contracts	$ 68,617,840
Foreign Currency Exchange Rate	Options	Options purchased, at value	40,988	Options written, at value	8,649,012
Total		$ 32,650,761			$ 77,266,852

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments was $707,759,843.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:
Gross unrealized:
Appreciation					$ 625,961
Depreciation					(28,176,429)
Net unrealized appreciation (depreciation) of investments					$ (27,550,468)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for Investments in Derivatives.
(5)	Other Assets Less Liabliltites includes the Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at September 30, 2011.
(6)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.
N/A	Not applicable.
N/R	Not rated.
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COL	Colombian Peso
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

a.                       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011